Fair value measurements - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Japanese bonds | Public and Corporate Bonds
Fair Value Measurements [Line Items]
Percentage of assets	50.00%	49.00%
U.S., European and other bonds | Public and Corporate Bonds
Fair Value Measurements [Line Items]
Percentage of assets	50.00%	51.00%
Japan | Common stocks | Available-for-sale Securities
Fair Value Measurements [Line Items]
Percentage of assets	86.00%	85.00%
Level 3
Fair Value Measurements [Line Items]
Finance receivables, fair value	¥ 22,432	¥ 32,974
Level 3 | Financing receivable
Fair Value Measurements [Line Items]
Fair value, assets measured on nonrecurring basis, gain	¥ 220	¥ 978